Expense Example {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 70%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 70%: Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Asset Manager 70%: Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Asset Manager 70%: Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	2,073
Fidelity Advisor Asset Manager 70%: Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Asset Manager 70%: Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786